The Millicom Group (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of main subsidiaries	The Group's main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2025 % holding*	December 31, 2024 % holding*	December 31, 2023 % holding*
Colombia Móvil S.A. E.S.P.	Colombia	Mobile	50-1 share	50-1 share	50-1 share
Comunicaciones Celulares S.A.	Guatemala	Mobile	100	100	100
Grupo de Comunicaciones Digitales, S.A. (formerly Telefónica Móviles Panama, S.A.)	Panama	Mobile	100	100	100
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100
Millicom Telecommunications S.A. (i)	Luxembourg	Holding Company ('MFS business')	100	100	100
Navega.com S.A.	Guatemala	Cable, DTH	100	100	100
Otecel, S.A.	Ecuador	Mobile	100	N/A	N/A
Servicios Especializados en Telecomunicaciones, S.A.	Guatemala	Mobile	100	100	100
Servicios Innovadores de Comunicación y Entretenimiento, S.A.	Guatemala	Mobile	100	100	100
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.)	Panama	Cable, Pay-TV, Internet, DTH, Fixed-line	100	100	100
Telefónica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, Cable	100	100	100
Telefonía Celular de Nicaragua S.A.	Nicaragua	Mobile, Cable, Internet, Fixed-line	100	100	100
Telefónica Celular del Paraguay S.A.	Paraguay	Mobile, Cable, Pay-TV, Internet	100	100	100
Telemóvil El Salvador S.A. de C.V.	El Salvador	Mobile, Cable, DTH	100	100	100
Telefónica Móviles de Uruguay S.A.	Uruguay	Mobile	100	N/A	N/A
UNE EPM Telecomunicaciones S.A. and subsidiaries	Colombia	Fixed-line, Internet, Pay-TV, Mobile	50-1 share	50-1 share	50-1 share
* Also reflects the voting interest, except in Colombia where voting interest is 50% + 1 share for each of the two entities. See also Note "H."
(i) Millicom Telecommunications S.A. is the holding Company of most of the Group's MFS business.
The summarized financial information for material non-controlling interests in our operations in Colombia is provided below. This information is based on amounts before inter-company eliminations.
Colombia

	2025 (*)	2024	2023
	(US$ millions)
Revenue	1,450	1,380	1,313
Total operating expenses	(493)	(496)	(501)
Operating profit	313	283	60
Net profit (loss) for the year	92	30	(326)
50% non-controlling interest in net (loss)	46	15	(163)
Total assets (excluding goodwill)	2,649	2,089	2,470
Total liabilities	2,653	2,177	2,605
Net assets	(4)	(87)	(135)
50% non-controlling interest in net assets	(2)	(44)	(68)
Consolidation adjustments	(19)	(11)	(17)
Total non-controlling interest	(21)	(55)	(85)
Dividends and advances paid to non-controlling interest	(2)	—	—
Net cash from operating activities	435	297	270
Net cash from (used in) investing activities	(226)	(175)	(214)
Net cash from (used in) financing activities	(124)	(119)	(54)
Exchange impact on cash and cash equivalents, net	6	(7)	2
Net increase (decrease) in cash and cash equivalents	91	(3)	5
(*) It includes figures from Unired/UT.

Disclosure of discontinued operations	For the years ended December 31, 2025, December 31, 2024 and December 31, 2023 results from discontinued operations relate to operating expense for nil, $3 million and operating income of $4 million, respectively reflecting residual impacts of Millicom's exit from Africa . For further details on Assets held for sale, refer to note E.4.
Disclosure of interests in joint ventures
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2025 % holding	December 31, 2024 % holding
Telefonica Celular S.A. (i)	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV (i)	Honduras	Cable	66.7	66.7
(i)Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a super majority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

Honduras (i)
(US$ millions)
Opening balance at January 1, 2024	576
Results for the year	54
Dividends declared during the year	(48)
Currency exchange differences	(21)
Closing balance at December 31, 2024	561
Results for the year	102
Dividends declared during the year	(51)
Currency exchange differences	(29)
Closing balance at December 31, 2025	583
(i)    Includes all the companies under the Honduras group. Share of profit is recognized under ‘Share of profit in joint ventures’ in the statement of income for the year ended December 31, 2025.

Disclosure of summarised financial information of joint venture
Summarized financial information of the Honduras operation is as follows. This information is based on amounts before inter-company eliminations.

	2025	2024	2023
	(US$ millions)
Revenue	621	617	612
Depreciation and amortization	(100)	(101)	(105)
Operating profit	267	159	124
Financial income (expenses), net	(51)	(37)	(28)
Profit before taxes	206	120	95
Tax expense	(52)	(40)	(32)
Profit for the year	154	80	63
Net profit for the year attributable to Millicom (*)	102	54	42
Dividends and advances paid to Millicom	99	66	63
Total non-current assets (excluding goodwill) (**)	799	465	429
Total non-current liabilities	722	463	440
Total current assets	274	235	200
Total current liabilities	299	262	223
Total net assets	52	(25)	(35)
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	35	(17)	(23)
Goodwill and consolidation adjustments	549	578	600
Carrying value of investment in joint venture	583	561	576

Cash and cash equivalents	68	55	47
Debt and financing – non-current (**)	704	417	394
Debt and financing – current	55	34	28
Net cash from operating activities	192	183	162
Net cash from (used in) investing activities	(15)	(65)	(94)
Net cash from (used in) financing activities	(162)	(109)	(48)
Net (decrease) increase in cash and cash equivalents	15	9	21
(*) In 2025, it includes $45 million of gain related to the sale of Lati Honduras.
(**) Includes $294 million of initial balances of right-of-use assets and lease liabilities recognized by the end of October 2025 in Tigo Honduras books after the sale of Lati Honduras
Disclosure of detailed information about business combination

Tigo Uruguay	Provisional fair values (At acquisition date 7Oct2025) ($ millions)
Intangible assets (excluding goodwill)	203
Property, plant and equipment	120
Right of use assets	82
Other non-current assets	9
Current assets (excluding cash)	43
Trade receivables	24
Cash and cash equivalents	53
Total assets acquired	534
Lease liabilities	82
Other debt and financing	200
Other liabilities	78
Total liabilities assumed	360
(A) Fair value of assets acquired and liabilities assumed, net	174
(B) Purchase consideration	301
(C=B-A) Provisional goodwill arising on acquisition	127

Tigo Ecuador	Provisional fair values (At acquisition date 30Oct2025) ($ millions)
Intangible assets (excluding goodwill)	216
Property, plant and equipment	269
Right of use assets	233
Other non-current assets	20
Current assets (excluding cash)	110
Trade receivables	32
Cash and cash equivalents	83
Total assets acquired	963
Lease liabilities	231
Other debt and financing	85
Other liabilities	267
Total liabilities assumed	583
(A) Fair value of assets acquired and liabilities assumed, net	380
(B) Purchase consideration	380
(C=B-A) Provisional goodwill arising on acquisition	—